Schedule IV Reinsurance Information	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV Reinsurance Information

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule IV
Reinsurance Information
As of and for the years ended December 31, 2011, 2010, and 2009
(In millions)

					Percentage
					of Assumed
	Gross	Ceded	Assumed	Net	to Net
Year ended December 31, 2011
Life insurance in force	$194,718.9	$147,732.6	$965.3	$47,951.6	2.0%
Premiums:
Life insurance	16.8	39.0	478.4	456.2
Accident and health insurance	0.1	0.1	—	—
Total premiums	$16.9	$39.1	$478.4	$456.2

Year ended December 31, 2010
Life insurance in force	$222,066.2	$170,436.4	$1,104.2	$52,734.0	2.1%
Premiums:
Life insurance	17.7	259.9	522.8	280.6
Accident and health insurance	0.1	0.1	—	—
Total premiums	$17.8	$260.0	$522.8	$280.6

Year ended December 31, 2009
Life insurance in force	$194,182.3	$186,404.2	$74,068.0	$81,846.1	90.5%
Premiums:
Life insurance	19.8	2.3	768.6	786.1
Accident and health insurance	0.2	0.2	—	—
Total premiums	$20.0	$2.5	$768.6	$786.1